Stockholders’ Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Equity (Deficit) [Abstract]
Schedule of Stock Options Activity

The following table summarizes stock option activity for the three months ended March 31, 2026:

		Weighted	Weighted
	Stock	Average	Average Life
	Options	Exercise Price	Remaining
Outstanding, December 31, 2025	3,646,875	$0.43	8.45
Issued	200,000	3.99	5
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, March 31, 2026	3,846,875	$0.62	8.02

Vested, December 31, 2025	2,746,875	$0.43	8.45
Vested, March 31, 2026	3,213,539	$0.45	8.19

The following is a summary of stock option activity for the years ended December 31, 2025 and 2024:

	Stock	Weighted Average	Weighted Average Life
	Options	Exercise Price	Remaining
Outstanding, December 31, 2023	-	-	-
Issued	6,810,000	0.43	10
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2024	6,810,000	0.43	9.45
Issued	-	-	-
Exercised	-	-	-
Forfeited/Expired	(3,163,125)	0.43	8.95
Outstanding, December 31, 2025	3,646,875	$0.43	8.45
Vested, December 31, 2025	2,746,875	$0.43	8.45